Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
Telephone:  (215) 564-8000
Facsimile:  (215) 564-8120

October 22, 2010

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:          AssetMark Funds II (the “Trust”)
File No. 811-22486
Initial Registration Statement on Form N-1A

Dear Sir or Madam:

On behalf of the Trust, and pursuant to Section 8 of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6 of the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system the Trust’s initial Registration Statement on Form N-1A (the “Registration Statement”).  The Trust is a statutory trust organized under the laws of the State of Delaware.  In addition to the Registration Statement, the Trust has filed via EDGAR its Notification of Registration on Form N-8A.

The Trust will operate as an open-end, management investment company, and initially intends to issue six series of shares:  (i) Strategic Asset Allocation Fund; (ii) Tactical Constrained Asset Allocation Fund; (iii) Tactical Unconstrained Asset Allocation Fund; (iv) Absolute Return Asset Allocation Fund; (v) Opportunistic Fixed Income Fund; and (vi) Global Tactical Real Return Assets Fund (each a “Fund” and collectively, the “Funds”).  Initially, each Fund will offer two classes of shares, which will be designated as Service Shares and Institutional Shares.  Each Fund will be diversified for purposes of the 1940 Act.

Although the Trust recognizes that the U.S. Securities and Exchange Commission (the “SEC”) is under no legal obligation to declare the Trust’s Registration Statement effective within a certain time period, to the extent possible, the Trust seeks to receive an order of effectiveness by January 10, 2011.  The Registration Statement has been filed with a delaying amendment pursuant to Rule 473 under the 1933 Act.

Please direct questions or comments to the undersigned at (215) 564-8198.

Sincerely,

/s/Michael P. O’Hare
Michael P. O’Hare